Note 17 - Leases (Details Textual)			1 Months Ended	12 Months Ended
	Aug. 13, 2021 USD ($) m²	Feb. 01, 2021 USD ($) m²	Oct. 31, 2020 USD ($) m²	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Statement Line Items [Line Items]
Lease, area (Square Metre) | m²			1,356
Lease, early termination			$ 2,700,000
Lease, monthly rent			$ 26,621
Depreciation, right-of-use assets				$ 203,000	$ 216,000	$ 200,000
Interest expense on lease liabilities				161,000	172,000	176,000
Rental expense				400,000	400,000	$ 400,000
Cash outflow for leases				$ 331,000	$ 326,000
Copenhagen, Denmark [member]
Statement Line Items [Line Items]
Number of leases				1
Bottom of range [member]
Statement Line Items [Line Items]
Lease, annual increase in rent, percentage			2.00%
Top of range [member]
Statement Line Items [Line Items]
Lease, annual increase in rent, percentage			4.00%
Horsholm, Denmark office space [member]
Statement Line Items [Line Items]
Lease, area (Square Metre) | m²		839
Lease, term (Year)		10 years
Lease, monthly rent		$ 11,075
Horsholm, Denmark laboratory space [member]
Statement Line Items [Line Items]
Lease, area (Square Metre) | m²	518
Lease, term (Year)	10 years
Lease, cancellation notice (Month)	12 months
Lease, monthly rent	$ 15,547